Document and Entity Information Statement	May 03, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	May 03, 2022
Entity Registrant Name	RATTLER MIDSTREAM LP
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38919
Entity Tax Identification Number	83-1404608
Entity Address, Address Line One	500 West Texas
Entity Address, Address Line Two	Suite 1200
Entity Address, City or Town	Midland,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79701
City Area Code	432
Local Phone Number	221-7400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units
Trading Symbol	RTLR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	true
Amendment Flag	false
Entity Central Index Key	0001748773